Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Pre-IPO net income attributable to Tradeweb Markets LLC				$ 42,352
Post-IPO net income attributable to Tradeweb Markets Inc.	$ 12,828			$ 12,828
Denominator:
Weighted average outstanding - Basic	142,933,192			142,933,192
Weighted average outstanding - Diluted	150,847,183			150,847,183
Earnings per share - Basic	$ 0.09			$ 0.09
Earnings per share - Diluted	$ 0.09			$ 0.09
Shares excluded from computation of diluted earnings per share			8,045,000		6,789,000
PRSU
Denominator:
Dilutive effect	2,214,480			2,214,480
Options
Denominator:
Dilutive effect	5,699,511			5,699,511
Potential Dilutive
Denominator:
Shares excluded from computation of diluted earnings per share				79,289,005
Successor
Denominator:
Weighted average outstanding - Basic				142,933,192
Weighted average outstanding - Diluted	150,847,183			150,847,183
Earnings per share - Basic				$ 0.09
Earnings per share - Diluted	$ 0.09			$ 0.09
Tradeweb Markets LLC
Numerator:
Pre-IPO net income attributable to Tradeweb Markets LLC				$ 42,352
Post-IPO net income attributable to Tradeweb Markets Inc.				$ 42,352
Denominator:
Weighted average outstanding - Basic				222,222,197
Weighted average outstanding - Diluted				223,320,457
Earnings per share - Basic				$ 0.19
Earnings per share - Diluted				$ 0.19
Tradeweb Markets LLC | PRSU
Denominator:
Dilutive effect				1,098,260
Tradeweb Markets LLC | Successor
Numerator:
Post-IPO net income attributable to Tradeweb Markets Inc.		$ 29,307
Denominator:
Weighted average outstanding - Basic		222,221,628		222,222,197
Dilutive effect		22,223
Weighted average outstanding - Diluted		222,243,851		223,320,457
Earnings per share - Basic		$ 0.13		$ 0.19
Earnings per share - Diluted		$ 0.13		$ 0.19
Tradeweb Markets LLC | Predecessor
Numerator:
Pre-IPO net income attributable to Tradeweb Markets LLC			$ 38,897		$ 84,205
Post-IPO net income attributable to Tradeweb Markets Inc.			$ 38,897		$ 84,205	$ 130,160	$ 83,648	$ 93,161
Denominator:
Weighted average outstanding - Basic			213,435,314		213,435,314	215,365,920	212,568,635	210,979,704
Weighted average outstanding - Diluted			213,435,314		213,435,314	215,365,920	212,568,635	210,979,704
Earnings per share - Basic			$ 0.18		$ 0.39	$ 0.60	$ 0.39	$ 0.44
Earnings per share - Diluted			$ 0.18		$ 0.39	$ 0.60	$ 0.39	$ 0.44
Shares excluded from computation of diluted earnings per share	340			340